SHARE-BASED COMPENSATION: (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 11, 2013	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term upon termination of employment, the unvested portion of awards, and any vested portion not exercised		90 days
Incremental modification costs			$ 1,818	$ 3,593
Modification amount for vested options			1,042
Modification amount for unvested options			$ 776
2013 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Exercise price of share options, maximum fair value percentage		100.00%
Exercise period		10 years
2019 Secondary Transaction
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental modification costs				$ 3,110